Pension and Postretirement Benefit Plans and Defined Contribution Plans (Detail) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Jan. 31, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	[1]		$ 287		$ 253		$ 301
Interest cost	[1]		676		697		666
Expected return on plan assets	[1]		(1,089)		(1,043)		(999)
Actuarial losses	[1]		346		63		355
Prior service credits	[1]		(5)		(7)		(7)
Curtailments	[1]		3		2		0
Settlements	[1]		556		52		113
Special termination benefits	[1]		0	[2],[3]	0	[2],[3]	0
Net periodic benefit costs reported in Income	[1]		773		16		429
(Income)/cost reported in Other comprehensive income/(loss)	[1],[4]		(396)		2,768		(3,044)
(Income)/cost recognized in Comprehensive income	[1]		378		2,784		$ (2,615)
Voluntary contribution		$ 1,000	$ 1,000	[3]	$ 23	[3]
Expected return on plan assets, percentage			8.30%		8.50%		8.50%
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	[5]		$ 22		$ 20		$ 26
Interest cost	[5]		54		57		67
Expected return on plan assets	[5]		0		0		0
Actuarial losses	[5]		44		29		51
Prior service credits	[5]		(2)		(2)		(2)
Curtailments	[5]		0		0		0
Settlements	[5]		34		28		40
Special termination benefits	[5]		0	[2],[6]	0	[2],[6]	0
Net periodic benefit costs reported in Income	[5]		153		132		182
(Income)/cost reported in Other comprehensive income/(loss)	[4],[5]		(143)		163		(255)
(Income)/cost recognized in Comprehensive income	[5]		10		294		(73)
Voluntary contribution	[6]		158		154
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	[7]		186		199		216
Interest cost	[7]		307		394		378
Expected return on plan assets	[7]		(418)		(459)		(407)
Actuarial losses	[7]		122		97		129
Prior service credits	[7]		(7)		(7)		(5)
Curtailments	[7]		5		0		(20)
Settlements	[7]		81		22		22
Special termination benefits	[7]		1	[2],[8]	8	[2],[8]	4
Net periodic benefit costs reported in Income	[7]		277		254		317
(Income)/cost reported in Other comprehensive income/(loss)	[4],[7]		(542)		260		(569)
(Income)/cost recognized in Comprehensive income	[7]		(265)		514		$ (252)
Voluntary contribution	[8]		$ 558		$ 316
Expected return on plan assets, percentage			5.50%		5.80%		5.60%
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	[9]		$ 55		$ 55		$ 61
Interest cost	[9]		117		169		166
Expected return on plan assets	[9]		(53)		(63)		(55)
Actuarial losses	[9]		38		6		46
Prior service credits	[9]		(146)		(57)		(44)
Curtailments	[9]		(31)		(7)		(11)
Settlements	[9]		0		0		0
Special termination benefits	[9]		0	[2],[10]	0	[2],[10]	0
Net periodic benefit costs reported in Income	[9]		(21)		102		163
(Income)/cost reported in Other comprehensive income/(loss)	[4],[9]		(540)		(174)		(736)
(Income)/cost recognized in Comprehensive income	[9]		(560)		(72)		$ (573)
Voluntary contribution	[10]		$ 84		$ 210
Expected return on plan assets, percentage			8.30%		8.50%		8.50%

[1]	2015 v. 2014––The increase in net periodic benefit costs for our U.S. qualified pension plans was primarily driven by (i) higher settlement activity related to participants accepting the lump-sum option made in an offer to certain plan participants to elect a lump-sum payment to settle Pfizer’s pension obligation with those participants, or to elect an early annuity, and (ii) the increase in the amounts amortized for actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation (which increased the amount of deferred actuarial losses), and, to a lesser extent, a 2014 change in mortality assumptions (reflecting a longer life expectancy for plan participants). The aforementioned increases were partially offset by (i) a greater expected return on plan assets resulting from an increased plan asset base due to a voluntary contribution of $1.0 billion made at the beginning of January 2015, which in turn was partially offset by a decrease in the expected rate of return on plan assets from 8.5% to 8.3% and (ii) lower interest costs resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation. 2014 v. 2013––The decrease in net periodic benefit costs for our U.S. qualified pension plans was primarily driven by (i) the decrease in the amounts amortized for actuarial losses resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation (which reduced the amount of deferred actuarial losses), (ii) lower service cost resulting from cost-reduction initiatives, (iii) lower settlement activity and (iv) greater expected return on plan assets resulting from an increased plan asset base, partially offset by higher interest costs resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation.
[2]	For the U.S. and international pension plans, the benefit obligation is the projected benefit obligation (PBO). For the postretirement plans, the benefit obligation is the accumulated postretirement benefit obligation (ABO). The ABO for all of our U.S. qualified pension plans was $14.8 billion in 2015 and $16.3 billion in 2014. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.3 billion in 2015 and $1.4 billion in 2014. The ABO for our international pension plans was $8.8 billion in 2015 and $10.3 billion in 2014.
[3]	The favorable change in the funded status of our U.S. qualified plans was primarily due to (i) the plan gains resulting from the increase in the discount rate, and (ii) a $1 billion voluntary contribution to the plans, partially offset by (i) the net impact of the acquisition of Hospira and (ii) a decrease in the actual return on assets.
[4]	For details of the changes in Other comprehensive income/(loss), see the benefit plan activity in the consolidated statements of comprehensive income.
[5]	2015 v. 2014––The increase in net periodic benefit costs for our U.S. supplemental (non-qualified) pension plans was primarily driven by (i) an increase in the amounts amortized for actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation, and (ii) higher settlement activity. 2014 v. 2013––The decrease in net periodic benefit costs for our U.S. supplemental (non-qualified) pension plans was primarily driven by (i) the decrease in the amounts amortized for actuarial losses resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation, (ii) lower settlement activity and (iii) lower interest costs.
[6]	Our U.S. supplemental (non-qualified) plans are generally not funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, will be paid from cash generated from operations. The decrease in the benefit obligation is primarily due to an increase in the discount rate.
[7]	2015 v. 2014––The increase in net periodic benefit costs for our international pension plans was primarily driven by (i) a decrease in the expected return on plan assets due to a lower expected rate of return on plan assets, (ii) an increase in the amounts amortized for actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation, and (iii) higher settlement charges due to the settlement of a pension plan in Sweden. The aforementioned increase in net periodic benefit costs was partially offset by the decrease in interest cost resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation. 2014 v. 2013––The decrease in net periodic benefit costs for our international pension plans was primarily driven by (i) greater expected return on plan assets resulting from an increased plan asset base, (ii) the decrease in the amounts amortized for actuarial losses resulting from increases, in 2013, in the discount rates used to determine the benefit obligations, partially offset by (iii) increased curtailment losses primarily due to a loss relating to a U.K. pension plan freeze in the current year and (iv) changes in curtailments related to restructuring initiatives.
[8]	The favorable change in the international plans’ funded status was primarily due to (i) plan gains related to favorable changes in actuarial assumptions and experience, (ii) an increase in company contributions to plan assets and (iii) foreign exchange impacts.
[9]	2015 v. 2014––The decrease in net periodic benefit costs for our postretirement plans was primarily driven by (i) the increase in the amounts amortized for prior service credits and (ii) an increase in curtailment gain resulting from the implementation of changes to certain retiree medical benefits to adopt programs eligible for the Medicare Part D plan subsidy, as allowed under the employer group waiver plan, and another plan change to establish benefit caps for certain plan participants, as well as (iii) a decrease in interest cost resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation. The aforementioned decreases were partially offset by an increase in actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation. 2014 v. 2013––The decrease in net periodic benefit costs for our postretirement plans was primarily driven by the decrease in the amounts amortized for actuarial losses resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation (which reduced the amount of deferred actuarial losses).
[10]	The favorable change in the funded status of our postretirement plans was primarily due to (i) plan gains resulting from favorable changes in plan assumptions and an increase in the discount rate, and (ii) the impact of a plan amendment approved in June 2015 that introduced a cap on costs for certain groups within the plan, partially offset by (i) the reduced company contributions as the result of reimbursements received for eligible prescription drug expenses for certain retirees and (ii) the acquisition of Hospira.